As filed with the Securities and Exchange Commission on January 6, 2015
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 195	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 199	[X]

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on January 8, 2015 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 8, 2015 as the new effective date for Post-Effective Amendment No. 187 to the Registration Statement filed on October 10, 2014 for the SF Group Funds. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 187 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 6th day of January, 2014.

STARBOARD INVESTMENT TRUST

By:            /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	January 6, 2015
James H. Speed, Jr.

*	Trustee	January 6, 2015
J. Buckley Strandberg

*	Trustee	January 6, 2015
Michael G. Mosley

*	Trustee	January 6, 2015
Theo H. Pitt, Jr.

*	President, RiskX Funds	January 6, 2015
D. Jerry Murphey

*	Treasurer, RiskX Funds	January 6, 2015
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	January 6, 2015
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	January 6, 2015
Craig L. Lukin

*	President and Treasurer,	January 6, 2015
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	January 6, 2015
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	January 6, 2015
J. Philip Bell

*	Treasurer, Crescent Funds	January 6, 2015
Walter B. Todd, III

*	President, Arin Funds	January 6, 2015
Joseph J. DeSipio

*	Treasurer, Arin Funds	January 6, 2015
Lawrence H. Lempert

*	President,	January 6, 2015
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	Treasurer of the Horizons West Multi-Strategy	January 6, 2015
Brenda A. Smith	Hedged Income Fund

*	President of the QCI Balanced Fund	January 6, 2015
H. Edward Shill

*	Treasurer of the QCI Balanced Fund	January 6, 2015
Gerald Furciniti
*	President and Treasurer	January 6, 2015
Ryan D. Thibodeaux	Goodwood SMID Cap Discovery Fund

*	President and Treasurer	January 6, 2015
Constance D. Russello	Sirius S&P Strategic Large-Cap Allocation Fund

*	President of the SF Group Funds	January 6, 2015
Sergio E. Sotolongo

*	Treasurer of the SF Group Funds	January 6, 2015
Melanie Iuliano

/s/ Ashley E. Harris Ashley E. Harris	Treasurer of the Matisse Discounted Closed-End Fund Strategy, and Assistant Treasurer of the Trust	January 6, 2015

* By: /s/ Katherine M. Honey	Dated January 6, 2015
Katherine M. Honey Secretary and Attorney-in-Fact